Income Taxes (Income Taxes) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Tax Adjustments, Settlements, and Unusual Provisions	$ 233
Transition tax, payments made	579	$ 309	$ 309
Income before income taxes in U.S	2,590	4,120	7,305
Income before income taxes in Foreign	9,356	7,297	3,400
Income before income taxes	11,946	11,417	10,705
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current: U.S. Federal	1,033	1,133	1,137
Current: Foreign	1,406	1,201	1,027
Current: State	255	309	246
Provision for income taxes, Current total	2,694	2,643	2,410
Deferred: U.S. Federal	(306)	(109)	22
Deferred: Foreign	(10)	(212)	(709)
Deferred: State	(58)	(60)	4
Provision for income taxes, Deferred total	(374)	(381)	(683)
Provision for income taxes	$ 2,320	$ 2,262	$ 1,727
U.S. Federal statutory tax rate
U.S. Federal statutory tax rate	21.00%	21.00%	21.00%
State income tax, net of U.S. Federal tax benefit	1.30%	1.80%	1.80%
Lower taxes on foreign results	(2.50%)	(2.50%)	(1.50%)
Provisional One Time Mandatory Repatriation TCJ Act, Percent	0.00%	0.00%	0.80%
International Reorganization	0.00%	(0.10%)	(2.40%)
Effective Income Tax Rate Reconciliation, Percent	19.40%	19.80%	16.10%
Other, net	(0.40%)	(0.40%)	(0.60%)
Annual tax rate	19.40%	19.80%	16.10%
Deferred tax liabilities
Debt guarantee of wholly-owned subsidiary	$ 578	$ 578
Property, plant and equipment	1,868	1,978
Deferred tax liability, recapture of NOL	488	492
Deferred Tax Liabilities, Deferred Expense	112	167
Deferred Tax - Lease liability	772	660
Deferred Tax Liability - Investment in TBG	0	93
Other	301	350
Gross deferred tax liabilities	4,119	4,318
Deferred tax assets
Net carryforwards	6,737	6,877
Deferred Tax Assets, Goodwill and Intangible Assets	1,599	1,758
Share-based compensation	148	137
Retiree medical benefits	104	114
Other employee-related benefits	415	412
Deductible state tax and interest benefits	202	176
Deferred Tax - Right of Use Asset	773	660
Deferred Tax Asset - capitalized research and development	256	210
Other	948	1,031
Gross deferred tax assets	11,182	11,375
Valuation allowances	(6,185)	(6,478)	$ (5,013)
Deferred tax assets, net	4,997	4,897
Deferred Tax Assets, Net		(579)
Deferred Tax Assets, Net	878
Valuation Allowance [Abstract]
Balance, beginning of year	(6,478)	(5,013)	(4,628)
(Benefit)/provision	(198)	1,419	492
Other (deductions)/additions	(95)	46	(107)
Balance, end of year	(6,185)	$ (6,478)	(5,013)
Net tax (benefit)/expense related to the TCJ Act per share		$ 0.06
Unrecognized Tax Benefits	2,284	$ 2,093	$ 1,867
Additions for tax positions related to the current year	210	225
Additions for tax positions from prior years	108	123
Reductions for tax positions from prior years	(46)	(51)
Settlement payments	(24)	(16)
Statutes of limitations expiration	(31)	(33)
Translation and other	$ (26)	$ (22)
Tax benefits	0.00%	0.00%	(3.00%)
Net non-cash tax benefit related to the TCJ Act - per share	$ 0.17